Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of internal credit grades [line items]
ECL allowance	$ 23	$ 19
Residential mortgages	257,109	251,526
Business and government loans	164,697	150,213
Customers' liability under acceptances	10,618	10,958
Expected credit loss allowance on debt securities classified at amortized cost	12	15	$ 16
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	10,618	10,958
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	10	13
Stage 3 [member] | Other assets [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	16	18
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	10	16
Business and government loans	$ 27,079	$ 25,651